Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Inventories Abstract
Schedule of inventory

	2025	2024
Finished goods	6,093	7,586
Semi-finished goods	270	450
Raw materials, production inputs and packaging	2,426	3,220
Maintenance materials	969	925
Advances to suppliers		216
Imports in transit	663	1,291
Total	10,421	13,688